Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
International Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14.69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.69%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. Countries located outside of the United States shall refer to:•securities of companies whose principal trading activities are outside the U.S.; or•securities denominated in non U.S. dollar currencies; or•securities of companies that: are organized under the laws of, or have principal offices in, a country other than the U.S., and derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or•American Depositary Receipts and American Depositary SharesThe Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and American Depositary Receipts (ADRs) and other depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.The adviser invests the Portfolio’s assets in companies it believes operate in a market environment, or with a competitive advantage, that make it difficult for competition to disrupt current and future profitability, in combination with growth drivers that may offer above-average growth potential measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process.The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, the conditions upon which the adviser based its original investment thesis no longer holds true, or due to portfolio construction considerations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.•ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They, and other similar depositary receipts, are subject to many of the risks associated with direct investments in the foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs or other depositary receipts. ADRs may be “sponsored,” meaning that they are implemented by a financial institution in collaboration with the issuing foreign company, or “unsponsored,” meaning that the financial institution created the instrument without the sponsorship or direct involvement of the foreign company. Differing registration requirements apply to each type of ADR. ADRs may transact on exchanges or on over-the-counter markets (“OTC”) . Conducting transactions in OTC markets may result in higher costs, a lack of pricing transparency and lower liquidity when compared with exchange-based transactions. Risks associated with different ADR types will vary, based upon differences in registration, reporting and disclosure requirements that apply to such ADRs and the characteristics of the market in which transactions for the particular ADR are conducted•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States. Investments in Chinese securities may be more vulnerable to political and economic risks than investments in securities from other countries. Although economic reforms in China have recently liberalized trade policy and reduced government control, changes in these policies could adversely affect Chinese companies or investments in those companies and could substantially affect the value of China’s currency relative to the U.S. dollar. In addition, any public health threat or similar issue could have a significant impact on the Chinese economy, which in turn could adversely affect the Portfolio’s investments.•Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.•Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.•Geographic Focus Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.•Investment Style Risk – A portfolio managed using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.•Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.•Liquidity Risk – Markets for small cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.•Sector Focus Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio is underweight in other sectors, the Portfolio risks missing out on advances in those sectors.•Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance.Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter/YearReturnBest Quarter2nd quarter, 202017.75%Worst Quarter1st quarter, 2020-17.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(for periods ended December 31, 2022)
International Growth Portfolio | International Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
2013	rr_AnnualReturn2013	19.81%
2014	rr_AnnualReturn2014	(4.52%)
2015	rr_AnnualReturn2015	(1.73%)
2016	rr_AnnualReturn2016	(3.41%)
2017	rr_AnnualReturn2017	30.03%
2018	rr_AnnualReturn2018	(11.28%)
2019	rr_AnnualReturn2019	34.80%
2020	rr_AnnualReturn2020	17.91%
2021	rr_AnnualReturn2021	15.92%
2022	rr_AnnualReturn2022	(23.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
1 Yr	rr_AverageAnnualReturnYear01	(23.13%)
5 Yr	rr_AverageAnnualReturnYear05	4.67%
10 Yr	rr_AverageAnnualReturnYear10	5.90%
International Growth Portfolio | MSCI EAFE® Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.95%)
5 Yr	rr_AverageAnnualReturnYear05	2.49%
10 Yr	rr_AverageAnnualReturnYear10	5.59%
International Growth Portfolio | MSCI® All Country World (ex-US) Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(23.05%)
5 Yr	rr_AverageAnnualReturnYear05	1.49%
10 Yr	rr_AverageAnnualReturnYear10	4.68%
International Growth Portfolio | Lipper® Variable Insurance Products (VIP) International Large Cap Growth Funds Average (reflects deductions for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(21.71%)
5 Yr	rr_AverageAnnualReturnYear05	1.98%
10 Yr	rr_AverageAnnualReturnYear10	4.90%

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.